Filed with the Securities and Exchange Commission on April 2, 2014

1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	2	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	4	[	X	]

(Check appropriate box or boxes.)

YCG Funds
(Exact Name of Registrant as Specified in Charter)

11701 Bee Cave Road, Suite 207
Austin, TX 78738
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  512-505-2347

MR. DAVID D. JONES, ESQ.
DAVID JONES & ASSOC., P.C.
395 Sawdust Road, # 2137
The Woodlands, TX 77380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 2 to the Registration Statement of YCG Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 1 on Form N-1A filed on March 27, 2014.  This PEA No. 2 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 1 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 2 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Austin and State of Texas, on the 2nd day of April, 2014.

YCG Funds

By: /s/ Brian Yacktman
Brian Yacktman
President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 2nd day of April 2014.

	Signature	Title

	/s/ Brian Yacktman	President & Trustee
Brian Yacktman

	*	Vice President, Treasurer and Trustee
William Kruger

	*	Trustee
Rory McDonald

	*	Trustee
Travis Oliphant

	*	Trustee
Jeffrey Harbach

*By:	/s/ Brian Yacktman
Brian Yacktman, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE